SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
NUMBER OF AWARDS
Granted (in shares)		154,666	655,544
Forfeited (in shares)		(6,042)	(19,330)
Exercised (in shares)		(5,828)
Plan and Founders Award
NUMBER OF AWARDS
Period start, outstanding (in shares)		5,562,984	4,911,770
Granted (in shares)	4,056,770	154,666	655,544
Forfeited (in shares)		(6,042)	(19,330)
Exercised (in shares)		(5,828)
Repurchased (in shares)			(200,000)
Period end, outstanding (in shares)		5,705,780	5,347,984
Exercisable (in shares)		641,301	238,008
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares		$ 8.03	$ 7.49
Granted (in usd per share) | $ / shares		9.55	10.53
Forfeited (in usd per share) | $ / shares		14.61	10.53
Exercised (in usd per share) | $ / shares		3.52
Repurchased (in usd per share) | $ / shares			4.00
Period end, exercise price (in usd per share) | $ / shares		8.07	8.21
Exercisable (in usd per share) | $ / shares		$ 7.39	$ 5.23